Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($)	Jan. 01, 2022 KRW (₩)	[2]	Dec. 31, 2021 KRW (₩)
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 760,593		₩ 743,867
Share of net asset amount		598,413		558,981
Carrying amount		₩ 722,222	[1]	₩ 682,669	[1],[2]	$ 559,441	₩ 448,718		₩ 448,718	[1]
KB-KDBC Pre-IPO New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		66.66%		66.66%	[3]
Acquistion cost		₩ 3,601		₩ 3,601	[3]
Share of net asset amount	[4]	6,062		5,978	[3]
Carrying amount	[1]	₩ 6,063	[4]	₩ 5,978	[3],[4]				11,789
Industry		Investment finance		Investment finance	[3]
Location		Korea		Korea	[3]
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	12.61%		12.61%
Acquistion cost	[5]	₩ 95,437		₩ 96,516
Share of net asset amount	[4],[5]	93,803		90,653
Carrying amount	[1]	₩ 93,766	[4],[5]	₩ 90,617	[4],[5]				99,785
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.47%
Acquistion cost		₩ 343		₩ 8,143
Share of net asset amount	[4]	14,297		19,840
Carrying amount	[1]	₩ 14,296	[4]	₩ 19,836	[4]				22,921
Industry		Investment finance		Investment finance
Location		Korea		Korea
KG Capital Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				49.00%
Acquistion cost				₩ 9,800
Share of net asset amount				20,250
Carrying amount	[1]	₩ 0		₩ 19,162					18,222
Industry				Auto loans
Location				Korea
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	14.99%		14.99%
Acquistion cost	[5]	₩ 9,158		₩ 9,158
Share of net asset amount	[4],[5]	(12,640)		(15,963)
Carrying amount		₩ 0	[4],[5]	₩ 0	[1],[4],[5]				0	[1]
Industry	[5]	Operation of highways and related facilities		Operation of highways and related facilities
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		17.77%	[5]	17.86%
Acquistion cost		₩ 440	[5]	₩ 440
Share of net asset amount	[4]	94	[5]	60
Carrying amount	[1]	₩ 94	[4],[5]	₩ 60	[4]				0
Industry		Research, consulting, and big data	[5]	Research, consulting, and big data
Location		Korea	[5]	Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Paycoms Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[6]			12.24%
Acquistion cost	[6]			₩ 800
Share of net asset amount	[4],[6]			201
Carrying amount	[1]	₩ 0		₩ 213	[4],[6]				525
Industry	[6]			System software publishing
Location	[6]			Korea
Description of nature of entitys relationship with associate		The ownership of Paycoms Co., Ltd. would be 21.68% as of December 31, 2022, considering the potential voting rights of convertible bonds.		The ownership of Paycoms Co., Ltd. would be 21.68% as of December 31, 2022, considering the potential voting rights of convertible bonds.
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[7]	22.22%		22.22%
Acquistion cost	[7]	₩ 1,000		₩ 1,000
Share of net asset amount	[4],[7]	654		696
Carrying amount	[1]	₩ 1,483	[4],[7]	₩ 1,399	[4],[7]				1,320
Industry	[7]	Farm product distribution		Farm product distribution
Location	[7]	Korea		Korea
Description of nature of entitys relationship with associate		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2022 and 2023, respectively, considering the potential voting rights of convertible bonds.		The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2022 and 2023, respectively, considering the potential voting rights of convertible bonds.
KBSP Private Equity Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	14.95%		14.95%
Acquistion cost	[5]	₩ 6,100		₩ 6,100
Share of net asset amount	[4],[5]	2,495		1,892
Carrying amount	[1]	₩ 2,494	[4],[5]	₩ 1,892	[4],[5]				5,628
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	9.00%		9.00%
Acquistion cost	[5]	₩ 4,500		₩ 4,500
Share of net asset amount	[4],[5]	5,617		4,959
Carrying amount	[1]	₩ 5,617	[4],[5]	₩ 4,959	[4],[5]				4,497
Industry	[5]	Credit information		Credit information
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-Solidus Global Healthcare Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		43.33%	[3]	43.33%
Acquistion cost		₩ 17,217	[3]	₩ 25,927
Share of net asset amount	[4]	17,789	[3]	21,735
Carrying amount	[1]	₩ 18,485	[3],[4]	₩ 22,432	[4]				48,898
Industry		Investment finance	[3]	Investment finance
Location		Korea	[3]	Korea
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%		31.25%
Acquistion cost		₩ 1,826		₩ 1,826
Share of net asset amount	[4]	4,738		4,798
Carrying amount	[1]	₩ 4,738	[4]	₩ 4,798	[4]				5,413
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-TS Technology Venture Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	56.00%		56.00%
Acquistion cost	[3]	₩ 9,072		₩ 9,744
Share of net asset amount	[3],[4]	12,372		13,794
Carrying amount	[1]	₩ 12,372	[3],[4]	₩ 13,794	[3],[4]				16,828
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		42.55%		42.55%
Acquistion cost		₩ 0		₩ 12,450
Share of net asset amount	[4]	6,145		17,801
Carrying amount	[1]	₩ 5,395	[4]	₩ 17,051	[4]				28,919
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-SJ Tourism Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	18.52%		18.52%
Acquistion cost	[5]	₩ 4,599		₩ 4,599
Share of net asset amount	[4],[5]	3,242		3,773
Carrying amount	[1]	₩ 3,242	[4],[5]	₩ 3,773	[4],[5]				4,146
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
UNION Media Commerce Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.99%		28.99%
Acquistion cost		₩ 1,000		₩ 1,000
Share of net asset amount	[4]	952		957
Carrying amount	[1]	₩ 952	[4]	₩ 957	[4]				959
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-Stonebridge Secondary Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	14.56%		14.56%
Acquistion cost	[5]	₩ 16,837		₩ 23,801
Share of net asset amount	[4],[5]	18,885		25,144
Carrying amount	[1]	₩ 18,885	[4],[5]	₩ 25,144	[4],[5]				21,948
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB SPROTT Renewable Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	37.69%		37.69%
Acquistion cost	[3]	₩ 17,566		₩ 18,041
Share of net asset amount	[3],[4]	15,946		16,539
Carrying amount	[1]	₩ 15,910	[3],[4]	₩ 16,539	[3],[4]				4,680
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
KB-UTC Inno-Tech Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	44.29%		44.29%
Acquistion cost	[3]	₩ 19,124		₩ 21,375
Share of net asset amount	[3],[4]	15,680		19,180
Carrying amount	[1]	₩ 17,977	[3],[4]	₩ 19,180	[3],[4]				20,972
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
WJ Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.95%		26.95%	[5]
Acquistion cost		₩ 10,000		₩ 10,000	[5]
Share of net asset amount	[4]	9,483		9,542	[5]
Carrying amount	[1]	₩ 9,482	[4]	₩ 9,542	[4],[5]				9,604
Industry		Investment finance		Investment finance	[5]
Location		Korea		Korea	[5]
All Together Korea Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[8]	99.99%		99.99%
Acquistion cost	[8]	₩ 10,000		₩ 10,000
Share of net asset amount	[4],[8]	10,541		10,244
Carrying amount	[1]	₩ 10,541	[4],[8]	₩ 10,244	[4],[8]				10,070
Industry	[8]	Asset management		Asset management
Location	[8]	Korea		Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		12.00%		12.00%	[5]
Acquistion cost		₩ 9,572		₩ 10,006	[5]
Share of net asset amount	[4]	17,810		12,554	[5]
Carrying amount	[1]	₩ 17,810	[4]	₩ 12,554	[4],[5]				15,254
Industry		Asset management		Asset management	[5]
Location		Korea		Korea	[5]
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
December & Company Inc.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]			16.78%
Acquistion cost	[5]			₩ 29,951
Share of net asset amount	[4],[5]			3,735
Carrying amount	[1]	₩ 0		₩ 16,029	[4],[5]				21,388
Industry	[5]			Investment finance
Location	[5]			Korea
Description of nature of entitys relationship with associate				As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
2020 KB Fintech Renaissance Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	5.05%		5.05%
Acquistion cost	[5]	₩ 550		₩ 550
Share of net asset amount	[4],[5]	1,041		630
Carrying amount	[1]	₩ 1,041	[4],[5]	₩ 630	[4],[5]				618
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB Material and Parts No.1 PEF
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	14.47%		14.47%
Acquistion cost	[5]	₩ 3,400		₩ 3,400
Share of net asset amount	[4],[5]	3,300		3,321
Carrying amount	[1]	₩ 3,300	[4],[5]	₩ 3,321	[4],[5]				3,343
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
FineKB Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.00%		25.00%
Acquistion cost		₩ 10,650		₩ 12,775
Share of net asset amount	[4]	7,697		10,483
Carrying amount	[1]	₩ 7,697	[4]	₩ 10,483	[4]				8,067
Industry		Investment finance		Investment finance
Location		Korea		Korea
G Payment Joint Stock Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		43.84%		43.84%
Acquistion cost		₩ 8,950		₩ 9,029
Share of net asset amount	[4]	3,319		2,917
Carrying amount	[1]	₩ 8,966	[4]	₩ 9,281	[4]				9,350
Industry		Investment advisory and securities trading		Investment advisory and securities trading
Location		Vietnam		Vietnam
Smart Korea KB Future9-Sejong Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquistion cost		₩ 2,366		₩ 2,000
Share of net asset amount	[4]	2,398		1,870
Carrying amount	[1]	₩ 2,398	[4]	₩ 1,870	[4]				962
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-KTB Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	50.90%		50.90%
Acquistion cost	[3]	₩ 22,401		₩ 16,800
Share of net asset amount	[3],[4]	21,389		16,256
Carrying amount	[1]	₩ 21,391	[3],[4]	₩ 16,256	[3],[4]				5,554
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
KB-SOLIDUS Healthcare Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	90.40%		88.23%
Acquistion cost	[3]	₩ 42,540		₩ 19,800
Share of net asset amount	[3],[4]	41,326		18,651
Carrying amount	[1]	₩ 40,172	[3],[4]	₩ 18,651	[3],[4]				1,800
Industry	[3]	Investment finance		Investment finance
Location	[3]	Korea		Korea
Paramark KB Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	17.34%		17.34%
Acquistion cost	[5]	₩ 15,541		₩ 12,199
Share of net asset amount	[4],[5]	13,645		10,966
Carrying amount	[1]	₩ 13,645	[4],[5]	₩ 10,966	[4],[5]				1,850
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Others
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 1,978		₩ 2,029
Share of net asset amount		1,731		(741)
Carrying amount	[1]	₩ 1,016		₩ 1,048					789
KB Social Impact Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%		30.00%
Acquistion cost		₩ 4,500		₩ 4,500
Share of net asset amount	[4]	4,853		4,266
Carrying amount	[1]	₩ 4,853	[4]	₩ 4,266	[4]				4,282
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-GeneN Medical Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.52%		22.52%
Acquistion cost		₩ 2,000		₩ 2,000
Share of net asset amount	[4]	1,922		1,965
Carrying amount	[1]	₩ 1,923	[4]	₩ 1,965	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-BridgePole Venture Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	6.30%		6.30%
Acquistion cost	[5]	₩ 136		₩ 850
Share of net asset amount	[4],[5]	863		835
Carrying amount	[1]	₩ 863	[4],[5]	₩ 835	[4],[5]				0
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
KB-Kyobo New Mobility Power Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.57%		28.57%
Acquistion cost		₩ 3,000		₩ 3,000
Share of net asset amount	[4]	2,622		2,826
Carrying amount	[1]	₩ 2,622	[4]	₩ 2,826	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
DA-Friend New Technology Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		27.40%		27.06%
Acquistion cost		₩ 988		₩ 988
Share of net asset amount	[4]	927		949
Carrying amount	[1]	₩ 928	[4]	₩ 949	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
Cornerstone Pentastone Fund No.4
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.05%		21.52%
Acquistion cost		₩ 818		₩ 818
Share of net asset amount	[4]	775		792
Carrying amount	[1]	₩ 775	[4]	₩ 792	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
SKS-VLP New Technology Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				23.11%
Acquistion cost				₩ 1,156
Share of net asset amount	[4]			1,121
Carrying amount	[1]	₩ 0		₩ 1,121	[4]				0
Industry				Investment finance
Location				Korea
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.24%		26.24%
Acquistion cost		₩ 46,700		₩ 46,700
Share of net asset amount	[4]	27,213		45,157
Carrying amount		₩ 0	[4]	₩ 0	[1],[4]				0	[1]
Industry		Real estate investment		Real estate investment
Location		Korea		Korea
KB-Badgers Future Mobility ESG Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		40.91%		40.91%
Acquistion cost		₩ 7,675		₩ 2,137
Share of net asset amount	[4]	6,106		1,475
Carrying amount	[1]	₩ 6,105	[4]	₩ 1,475	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
JS Private Equity Fund No.3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.48%		20.48%
Acquistion cost		₩ 1,700		₩ 1,700
Share of net asset amount	[4]	1,862		1,664
Carrying amount	[1]	₩ 1,862	[4]	₩ 1,664	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
Mirae Asset Mobility Investment Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.99%		22.99%
Acquistion cost		₩ 2,000		₩ 2,000
Share of net asset amount	[4]	1,949		1,979
Carrying amount	[1]	₩ 1,949	[4]	₩ 1,979	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB-FT 1st Green Growth Investment Fund 1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	10.34%		10.34%
Acquistion cost	[5]	₩ 2,000		₩ 2,000
Share of net asset amount	[4],[5]	1,928		1,970
Carrying amount	[1]	₩ 1,928	[4],[5]	₩ 1,970	[4],[5]				0
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Glenwood Credit Private Equity Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.89%		29.89%
Acquistion cost		₩ 42,000		₩ 42,000
Share of net asset amount	[4]	43,922		43,468
Carrying amount	[1]	₩ 43,922	[4]	₩ 43,468	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
THE CHAEUL FUND NO.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%		31.25%
Acquistion cost		₩ 1,000		₩ 1,000
Share of net asset amount	[4]	972		989
Carrying amount	[1]	₩ 972	[4]	₩ 989	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB CoInvestment Private Equity Fund No.11
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	7.12%		7.12%
Acquistion cost	[5]	₩ 9,476		₩ 7,268
Share of net asset amount	[5]	9,477		7,269
Carrying amount	[5]	₩ 9,376		₩ 7,233
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
POSITIVE Sobujang Venture Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		44.00%		43.96%
Acquistion cost		₩ 2,000		₩ 2,000
Share of net asset amount	[4]	1,965		1,977
Carrying amount	[1]	₩ 1,965	[4]	₩ 1,977	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
History 2022 Fintech Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		34.80%		34.78%
Acquistion cost		₩ 2,000		₩ 2,000
Share of net asset amount	[4]	1,938		1,981
Carrying amount	[1]	₩ 1,938	[4]	₩ 1,981	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
PEBBLES-MW M.C.E New Technology Investment Fund 1st
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				23.26%
Acquistion cost				₩ 2,000
Share of net asset amount	[4]			1,982
Carrying amount	[1]	₩ 0		₩ 1,982	[4]				0
Industry				Investment finance
Location				Korea
KB-NP Green ESG New Technology Venture Capital Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.85%		29.85%
Acquistion cost		₩ 20,449		₩ 9,350
Share of net asset amount	[4]	19,429		9,043
Carrying amount	[1]	₩ 19,429	[4]	₩ 9,043	[4]				0
Industry		Investment finance		Investment finance
Location		Korea		Korea
TMAP Mobility Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	8.25%		8.25%
Acquistion cost	[5]	₩ 199,981		₩ 200,000
Share of net asset amount	[4],[5]	51,866		61,518
Carrying amount	[1]	₩ 183,572	[4],[5]	₩ 194,455	[4],[5]				0
Industry	[5]	Application software development and supply		Application software development and supply
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Nextrade Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	6.64%		6.64%
Acquistion cost	[5]	₩ 9,700		₩ 9,700
Share of net asset amount	[4],[5]	9,225		9,700
Carrying amount	[1]	₩ 9,225	[4],[5]	₩ 9,700	[4],[5]				0
Industry	[5]	Investment finance		Investment finance
Location	[5]	Korea		Korea
Description of nature of entitys relationship with associate		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.		As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
Shinhan Global Mobility Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.56%		24.56%
Acquistion cost		₩ 1,345		₩ 1,345
Share of net asset amount	[4]	1,324		1,345
Carrying amount	[1],[4]	₩ 1,324		₩ 1,345
Industry		Investment finance		Investment finance
Location		Korea		Korea
SKB Next Unicorn K-Battery Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.84%		24.84%
Acquistion cost		₩ 1,908		₩ 1,995
Share of net asset amount	[4]	1,890		1,995
Carrying amount	[1]	₩ 1,890	[4]	₩ 1,995	[4]				₩ 0
Industry		Investment finance		Investment finance
Location		Korea		Korea
Lakewood-AVES Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		39.06%
Acquistion cost		₩ 2,000
Share of net asset amount	[4]	1,977
Carrying amount	[1]	₩ 1,977	[4]	₩ 0
Industry		Investment finance
Location		Korea
MW-Pyco NewWave New Technology Investment Fund 4th
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	51.30%
Acquistion cost	[3]	₩ 2,000
Share of net asset amount	[3],[4]	1,965
Carrying amount	[1]	₩ 1,965	[3],[4]	0
Industry	[3]	Investment finance
Location	[3]	Korea
Bitgoeul Cheomdan Green 1st Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	19.00%
Acquistion cost	[5]	₩ 190
Share of net asset amount	[4],[5]	165
Carrying amount	[1]	₩ 165	[4],[5]	0
Industry	[5]	Electricity
Location	[5]	Korea
KB-SUSUNG 1st Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	15.00%
Acquistion cost	[5]	₩ 3,000
Share of net asset amount	[4],[5]	2,953
Carrying amount	[1]	₩ 2,953	[4],[5]	0
Industry	[5]	Investment finance
Location	[5]	Korea
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.43%
Acquistion cost		₩ 27,034
Share of net asset amount	[4]	26,969
Carrying amount	[1]	₩ 26,969	[4]	0
Industry		Investment finance
Location		Korea
Friend 55 New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[3]	53.30%
Acquistion cost	[3]	₩ 1,200
Share of net asset amount	[3],[4]	1,182
Carrying amount	[1]	₩ 1,182	[3],[4]	0
Industry	[3]	Investment finance
Location	[3]	Korea
DSIP-Pharos Bioenergy Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		34.10%
Acquistion cost		₩ 4,000
Share of net asset amount	[4]	16,458
Carrying amount	[1]	₩ 16,458	[4]	0
Industry		Investment finance
Location		Korea
Shinhan-Eco Venture Fund 2nd
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.00%
Acquistion cost		₩ 1,825
Share of net asset amount	[4]	1,800
Carrying amount	[1]	₩ 1,800	[4]	0
Industry		Investment finance
Location		Korea
Leading H2O Fund 1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		48.20%
Acquistion cost		₩ 1,500
Share of net asset amount	[4]	1,489
Carrying amount	[1]	₩ 1,489	[4]	0
Industry		Investment finance
Location		Korea
2023 JB Newtech No.2 Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.70%
Acquistion cost		₩ 1,800
Share of net asset amount		1,786
Carrying amount		₩ 1,786
Industry		Investment finance
Location		Korea
U-KB Credit No.1S Private Equity
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		33.33%
Acquistion cost		₩ 6,900
Share of net asset amount		6,850
Carrying amount		₩ 6,850
Industry		Investment finance
Location		Korea
KB-BridgePole Venture Investment Fund No.2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)	[5]	14.29%
Acquistion cost	[5]	₩ 1,500
Share of net asset amount	[4],[5]	1,494
Carrying amount	[1]	₩ 1,494	[4],[5]	0
Industry	[5]	Investment finance
Location	[5]	Korea
Sirius Silicon Valley I New Technology Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.43%
Acquistion cost		₩ 500
Share of net asset amount	[4]	485
Carrying amount	[1]	₩ 485	[4]	₩ 0
Industry		Investment finance
Location		Korea

[1]	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.
[2]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[3]	In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative members; the Group has applied the equity method as the Group cannot control the investee by itself.
[4]	The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.
[5]	As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.
[6]	The ownership of Paycoms Co., Ltd. would be 21.68% as of December 31, 2022, considering the potential voting rights of convertible bonds.
[7]	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2022 and 2023, respectively, considering the potential voting rights of convertible bonds.
[8]	As of December 31, 2022 and 2023, the Group participates in the investment management committee but cannot exercise control.